DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Project Revenues, Net	$ 6,994,000	$ 4,451,000	$ 15,343,000	$ 8,583,000	$ 16,192,000	$ 24,613,000
United Kingdom [Member]
Project Revenues, Net					5,922,000	8,659,000
United States [Member]
Project Revenues, Net					$ 10,270,000	$ 15,954,000